Regulatory matters (Tables)	12 Months Ended
Dec. 31, 2016
Regulated Operations [Abstract]
Regulatory Assets and Liabilities
Regulatory assets and liabilities consist of the following:

	2016	2015
Regulatory assets
Environmental remediation (a)	$104,160	$116,747
Pension and post-employment benefits (b)	75,527	69,537
Commodity costs adjustment (c)	6,972	7,643
Rate case costs (d)	8,572	6,535
Rate adjustment mechanism (e)	40,602	14,804
Debt premium (f)	25,173	5,132
Taxes (g)	10,182	5,926
Other	20,776	18,991
Total regulatory assets	$291,964	$245,315
Less current regulatory assets	(48,440)	(32,213)
Non-current regulatory assets	$243,524	$213,102

Regulatory liabilities
Cost of removal (h)	$110,330	$107,988
Rate-base offset (i)	20,946	24,984
Commodity costs adjustment (c)	33,891	32,423
Pension and post-employment benefits (b)	5,481	397
Taxes (g)	1,501	188
Other	10,585	9,367
Total regulatory liabilities	$182,734	$175,347
Less current regulatory liabilities	(47,769)	(44,167)
Non-current regulatory liabilities	$134,965	$131,180

(a)	Environmental remediation
Actual expenditures incurred for the clean-up of certain former gas manufacturing facilities (note 13(b)) are recovered through rates over a period of 7 years and are subject to an annual cap.

(b)	Pension and post-employment benefits
As part of certain business acquisitions, the regulators authorized a regulatory asset or liability being set up for the amounts of pension and post-employment benefits that have not yet been recognized in net periodic cost and were presented as AOCI prior to the acquisition. An amount of $29,037 relates to an acquisition and was authorized for recognition as an asset by the regulator. Recovery is anticipated to be approved in a final rate order to be received on completion of the next general rate case. The balance is recovered through rates over the future service years of the employees at the time the regulatory asset was set up (an average of 10 years) or consistent with the treatment of OCI under ASC 712 Compensation Non-retirement Post-employment Benefits and ASC 715 Compensation Retirement Benefits before the transfer to regulatory asset occurred. The pension and post-employments benefits liability is related to tracking accounts pertaining primarily to Park Water Company. The amounts recorded in these accounts occur when actual expenses have been less than adopted and refunds are expected to occur in future periods.

(c)	Commodity costs adjustment
The revenue from the utilities includes a component which is designed to recover the cost of electricity and natural gas through rates charged to customers. To the extent actual costs of power or natural gas purchased differ from power or natural gas costs recoverable through current rates, that difference is not recorded on the consolidated statements of operations but rather is deferred and recorded as a regulatory asset or liability on the consolidated balance sheets.

7.	Regulatory matters (continued)
(c)    Commodity costs adjustment (continued)
These differences are reflected in adjustments to rates and recorded as an adjustment to cost of electricity and natural gas in future periods, subject to regulatory review. Derivatives are often utilized to manage the price risk associated with natural gas purchasing activities in accordance with the expectations of state regulators. The gains and losses associated with these derivatives (note 25(b)(i)) are recoverable through the commodity costs adjustment.

(d)	Rate case costs
The costs to file, prosecute and defend rate case applications are referred to as rate case costs. These costs are capitalized and amortized over the period of rate recovery granted by the regulator.

(e)	Rate adjustment mechanism
Revenue for Calpeco Electric System, Park Water System, Peach State Gas System and New England Gas Systems are subject to a revenue decoupling mechanism approved by their respective regulator which require charging approved annual delivery revenue on a systematic basis over the fiscal year. As a result, the difference between delivery revenue calculated based on metered consumption and approved delivery revenue is recorded as a regulatory asset or liability to reflect future recovery or refund, respectively, from customers. In addition, retroactive rate adjustments for services rendered but to be collected over a period not exceeding 24 months are accrued upon approval of the Final Order.

(f)	Debt premium
Debt premium on acquired debt is recovered as a component of the weighted average cost of debt.

(g)	Taxes
Under flow-through accounting, the income tax effects of certain tax items are reflected in cost of service for the customer in the year in which the tax benefits are realized and result in lower utility rates. This regulatory treatment was applied to the tax benefit generated by repair costs that were previously capitalized for tax purposes in CalPeco Electric System's Final Order issued December 8, 2016. In this instance, the agreed upon rate increase was less than it would have been absent the flow-through treatment by U.S.$1,501. A regulatory asset established to reflect the future increases in income taxes payable will be recovered from customers as the temporary differences reverse. As a result of this regulatory treatment, a tax benefit is recorded consistent with the flow-through method with respect to costs considered repairs for income tax purposes and capitalized for book purposes.

(h)	Cost of removal
The regulatory liability for cost of removal represents amounts that have been collected from ratepayers for costs that are expected to be incurred in the future to retire the utility plant.

(i)	Rate-base offset
The regulators imposed a rate-base offset that will reduce the revenue requirement at future rate proceedings. The rate-base offset declines on a straight-line basis over a period of 10-16 years.